LONGTERM INVESTMENTS	3 Months Ended
Mar. 31, 2026
LONG-TERM INVESTMENTS

6) LONG-TERM INVESTMENTS

The Company classifies its long-term investments as designated at fair value through profit and loss under IFRS 9. Long-term investments are summarized as follows:

	Fair Value December 31,	Net Additions /	Movements in foreign	Fair value adjustments	Fair Value March 31,
	2025	(Disposals)	exchange	for the period	2026
Talisker Resources Common Shares	$2,351	$(228)	$(116)	$122	$2,129
Silver Wolf Exploration Ltd. Common Shares	1,114	-	(62)	84	1,136
Silver Wolf Exploration Ltd. Warrants	184	-	(10)	7	181
Endurance Gold Corp. Common Shares	376	-	(32)	235	579
Endurance Gold Corp. Warrants	126	-	(13)	108	221
	$4,151	$(228)	$(233)	$556	$4,246